TRADE RECEIVABLES - Trade Receivables (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Current trade receivables	$ 196,020,000	$ 156,676,000
Non-current trade receivables	5,644,000	0
Balances due from related parties	0	91,000
Cost
Disclosure of financial assets [line items]
Current trade receivables	201,775,000	160,352,000
Cost | Accounts receivable
Disclosure of financial assets [line items]
Current trade receivables	181,658,000	146,382,000
Non-current trade receivables	5,644,000	0
Cost | Unbilled revenue
Disclosure of financial assets [line items]
Current trade receivables	20,117,000	13,970,000
Allowance for doubtful accounts
Disclosure of financial assets [line items]
Current trade receivables	$ 5,755,000	$ 3,676,000